Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 52,342,870	£ 47,412,915
Derivative assets	302,976	262,291
Derivative liabilities	(289,206)	(256,523)
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	302,665	262,046
Derivative assets held for held for risk management	311	245
Derivative assets	302,976	262,291
Derivative liabilities held for trading	(288,398)	(255,471)
Derivative liabilities held for risk management	(808)	(1,052)
Derivative liabilities	(289,206)	(256,523)
Derivatives held for risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	178,628	126,292
Derivatives held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	311	245
Derivative liabilities held for risk management	(808)	(1,052)
Derivatives held for trading
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	52,164,242	47,286,623
Derivatives held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	302,665	262,046
Derivative liabilities held for trading	£ (288,398)	£ (255,471)